UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form.  Please print or type.

1.    Name and address of issuer:

        Dreyfus Premier State Municipal Bond Fund
        200 Park Avenue
        New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
      classes):    [  X  ]


3.    Investment Company Act File Number:  811-4906

      Securities Act File Number:  33-10238

4(a). Last day of fiscal year for which this notice is filed:

           April 30, 2001

4(b). [   ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [   ] Check box if this is the last time the issuer will be filing this
Form.

Connecticut Series - Class A
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $39,109,341
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $45,020,495
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $98,084,481
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$143,104,976
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(103,995,635)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000250
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$    0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$     0.00
                                                                =============
Connecticut Series - Class B
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $8,210,298
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $5,095,721
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $1,146,455
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ 6,242,176
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $ 1,968,122
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(     )
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           X   .000250
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$   492.03
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$    492.03
                                                                =============
Connecticut Series - Class C
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $1,847,832
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $1,197,082
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $    154,830
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ 1,351,912
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $   495,920
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(     )
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           X   .000250
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$  123.98
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                              =$ 123.98
                                                                =============

Florida Series - Class A
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $    -0-
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $ 23,843,201
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $137,071,682
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ 160,914,883
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(160,914,883)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000250
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$   0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 724,069. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
      2,611,423.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$   0.00
                                                                =============

Florida Series - Class B
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $ 2,794,794
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $ 2,248,529
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $17,318,715
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$19,567,244
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(16,772,450)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000250
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$    0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.




7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$      0.00
                                                                =============

Florida Series - Class C
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $1,308,414
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $787,489
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $  -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ 787,489
             Items 5(ii) and 5(iii):
                                                                 --------------
         (v) Net Sales - if Item 5(I) is greater than           $  520,925
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(    )
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000250
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$130.23
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$    130.23
                                                                =============
Georgia Series - Class A (Terminated 1/18/01)
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $1,866,475
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $14,539,641
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $4,695,931
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ 19,235,572
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(17,369,097)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000250
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$   0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$     0.00
                                                                =============

Georgia Series - Class B (Terminated 1/18/01)
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $870,938
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $7,734,893
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $10,185,644
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ 17,920,537
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(17,049,599)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000250
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$    0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$     0.00
                                                                =============






Georgia Series - Class C (Terminated 1/18/01)
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $  50,011
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $141,105
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $15,633
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$156,738
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(106,727)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000250
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$    0.00
                                                                =============

Maryland Series - Class A
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $ 18,896,625
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $ 27,525,182
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $ 119,314,038
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$146,839,220
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(127,942,595)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000250
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$    0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$   0.00
                                                                =============

Maryland Series - Class B
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $13,079,248
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $ 5,544,390
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $    -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$5,544,390
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $7,534,858
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(      )
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000250
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$ 1,883.71
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$  1,883.71
                                                                =============

Maryland Series - Class C
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $1,534,636
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $527,492
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $   698,734
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ 1,226,226
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $  308,410
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(    )
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000250
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$ 77.10
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$   77.10
                                                                =============

Massachusetts Series - Class A
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $5,828,261
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $7,956,540
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $27,941,644
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$35,898,184
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(30,069,923)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000250
             fee (See Instruction C.9):                          --------------


      (viii) Registration fee due (multiply Item 5(v)          =$  0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$    0.00
                                                                =============


Massachusetts Series - Class B
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $796,175
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $427,006
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $  171,282
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$598,288
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $197,887
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(   )
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000250
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$ 49.47
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$  49.47
                                                                =============

Massachusetts Series - Class C
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $232,453
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $  2,054
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $  182,937
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$  184,991
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $   47,462
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(    )
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000250
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$ 11.87
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$   11.87
                                                                =============

Michigan Series - Class A
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $ 6,969,641
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $16,759,904
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $68,074,414
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$84,834,318
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(77,864,677)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000250
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$    0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 195,090. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:-0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$     0.00
                                                                =============

Michigan Series - Class B
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $1,712,591
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $1,960,366
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $   3,058,875
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ 5,019,241
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(3,306,650)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000250
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$  0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$   0.00
                                                                =============


Michigan Series - Class C
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $622,455
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $281,598
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $    637,561
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$919,159
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(296,704)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000250
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$ 0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                              +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$    0.00
                                                                =============

Minnesota Series - Class A
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $9,306,899
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $13,204,346
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $50,105,505
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$63,309,851
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(54,002,952)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000250
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$   0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$   0.00
                                                                =============

Minnesota Series - Class B
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $ 2,126,760
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $1,648,218
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $    3,409,218
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$5,057,436
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(2,930,676)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000250
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$   0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$   0.00
                                                                =============

Minnesota Series - Class C
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $  199,547
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $168,772
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $    260,225
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$  428,997
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(229,450)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000250
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$ 0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$    0.00
                                                                =============

New Jersey Series - Class A
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $  663,363
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $ 1,285,169
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $   -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ 1,285,169
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(621,806)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000250
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$  0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$   0.00
                                                                =============

New Jersey Series - Class B
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $1,237,543
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $1,231,517
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $   1,782,020
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ 3,013,537
             Items 5(ii) and 5(iii):                            --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(1,775,994)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000250
             fee (See Instruction C.9):                          --------------


      (viii) Registration fee due (multiply Item 5(v)     =$ 0.00
             by Item 5(vii) (enter "0" if no fee is         ==============
             due):



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$   0.00
                                                                =============

New Jersey Series - Class C
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $22,795
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $ 4,335
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $    -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$   4,335
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $ 18,460
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(      )
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000250
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$ 4.62
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$   4.62
                                                                =============

North Carolina Series - Class A
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $     -0-
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $   8,248,660
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $  25,489,453
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ 33,738,113
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(33,738,113)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000250
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$    0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 281,937. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 55,595.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$   0.00
                                                                =============

North Carolina Series - Class B
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $ 4,141,920
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $ 1,705,439
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $ 9,588,710
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$  11,294,149
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(7,152,229)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000250
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$   0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.




7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$     0.00
                                                                =============

North Carolina Series - Class C
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $202,043
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $ 135,096
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $   -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ 135,096
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $  66,947
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(    )
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000250
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$  16.74
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$    16.74
                                                                =============


Ohio Series - Class A
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $13,106,850
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $27,908,361
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $98,900,703
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$126,809,064
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(113,702,214)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000250
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$    0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$     0.00
                                                                =============


Ohio Series - Class B
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $8,023,657
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $5,655,538
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $   700,427
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$6,356,065
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $1,667,592
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $()
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000250
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$ 416.90
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$  416.90
                                                                =============



Ohio Series - Class C
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $2,404,292
             during the fiscal year pursuant to section         ---------------
             24(f):


        (ii) Aggregate price of securities redeemed or   $  455,091
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $  -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$  455,091
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $1,949,201
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(      )
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000250
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$  487.30
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$   487.30
                                                                =============
Pennsylvania Series - Class A
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $ 15,532,361
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $ 21,831,112
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $72,967,547
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$94,798,659
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(79,266,298)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000250
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$    0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$    0.00
                                                                =============
Pennsylvania Series - Class B
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $ 13,673,589
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $ 6,189,914
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $  6,691,118
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$12,881,032
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $   792,557
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(     )
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           X   .000250
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$  198.14
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$   198.14
                                                                =============
Pennsylvania Series - Class C
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $1,160,336
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $123,886
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $    -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$  123,886
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $ 1,036,450
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(     )
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           X   .000250
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$  259.11
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$   259.11
                                                                =============
Texas Series - Class A
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $    2,118,060
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $6,436,555
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $28,215,691
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ 34,652,246
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(32,534,186)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000250
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$    0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 60,877. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------





8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:


                                                                   =$  0.00
                                                                =============

Texas Series - Class B
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $824,801
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $1,195,678
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $   5,782,392
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$6,978,070
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(6,153,269)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000250
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$   0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$    0.00
                                                                =============
Texas Series - Class C
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $108,267
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $18,585
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $    285,689
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$304,274
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(196,007)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000250
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$ 0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.




7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$   0.00
                                                                =============

Virginia Series - Class A
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $4,535,422
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $ 9,835,036
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $  7,035,930
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$ 16,870,966
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(12,335,544)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000250
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$   0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$     0.00
                                                                =============
Virginia Series - Class B
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $3,338,470
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $2,564,510
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $    8,658,132
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$11,222,642
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(7,884,172)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           x   .000250
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$   0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$    0.00
                                                                =============



Virginia Series - Class C
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold           $ 507,685
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or   $   1,308,061
             repurchased during the fiscal year:          ---------------

       (iii) Aggregate price of securities redeemed or   $     -0-
             repurchased during any PRIOR fiscal year     ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:

        (iv) Total available redemption credits [add           -$  1,308,061
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in     $(800,376)
             future years -- if Item 5(i) is less than    ---------------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(I)]:

       (vii) Multiplier for determining registration           X   .000250
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$ 0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                            +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$ 0.00
                                                                =============

TOTAL FOR ALL:                                               =$  4,151.20
                                                                =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:




                Method of Delivery:


                     [  X  ]  Wire Transfer
                     [     ]  Mail or other means



                                  SIGNATURES


      This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



      By (Signature and Title)*

                               /s/Michael A. Rosenberg, Assistant Secretary


      Date: July 23, 2001

* Please print the name and title of the signing officer below the signature.